SCHEDULE OF INCOME TAX EXPENSE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Current year income tax expense		$ 4	$ 117	$ 136
Over-provision in prior year		(5)
Income tax expense	$ (1)	$ (1)	$ 117	$ 136